INCOME TAXES (Details Narrative)	6 Months Ended			12 Months Ended
	Sep. 30, 2025 USD ($)	Sep. 30, 2025 HKD ($)	Sep. 30, 2024 USD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2025 HKD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)
Operating Loss Carryforwards [Line Items]
Hong kong profits tax rate	8.25%	8.25%	8.25%	8.25%	8.25%	8.25%	16.50%
Assessable profits	$ (3,432,452)		$ (192,862)	$ (714,680)		$ (93,197)	$ 174,268
Net operating loss carryforward	$ 4,088,455			$ 1,152,110
Effective Income Tax Rate Reconciliation, State and Local Income Taxes, Percent	21.00%	21.00%
HONG KONG | Tax Year 2019 [Member]
Operating Loss Carryforwards [Line Items]
Hong kong profits tax rate	8.25%	8.25%		8.25%	8.25%
Assessable profits	$ 256,082	$ 2,000,000		$ 256,082	$ 2,000,000
HONG KONG | Tax Year 2019 [Member] | Maximum [Member]
Operating Loss Carryforwards [Line Items]
Hong kong profits tax rate	16.50%	16.50%		16.50%	16.50%
Assessable profits	$ 256,082	$ 2,000,000		$ 256,082	$ 2,000,000